JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 91.9%
Air Freight & Logistics — 1.6%
United Parcel Service, Inc., Class B	2,740	587,556

Automobiles — 2.7%
Tesla, Inc. *	915	986,220

Banks — 1.4%
SVB Financial Group *	953	532,934

Beverages — 2.7%
Coca-Cola Co. (The)	11,926	739,418
Monster Beverage Corp. *	3,433	274,277

		1,013,695

Biotechnology — 5.8%
AbbVie, Inc.	6,926	1,122,708
Alnylam Pharmaceuticals, Inc. *	119	19,415
Amgen, Inc.	925	223,563
Exact Sciences Corp. * (a)	764	53,405
Moderna, Inc. *	172	29,629
Regeneron Pharmaceuticals, Inc. *	738	515,085
Seagen, Inc. *	1,142	164,531

		2,128,336

Building Products — 1.1%
Trane Technologies plc	2,647	404,217

Capital Markets — 6.5%
Blackstone, Inc.	8,185	1,039,036
Charles Schwab Corp. (The)	9,621	811,114
Morgan Stanley	5,311	464,155
MSCI, Inc.	201	101,129

		2,415,434

Chemicals — 0.8%
Sherwin-Williams Co. (The)	1,144	285,565

Consumer Finance — 0.5%
Capital One Financial Corp.	1,359	178,371

Electrical Equipment — 1.1%
Rockwell Automation, Inc.	1,398	391,496

Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	5,014	377,831

Entertainment — 0.1%
Netflix, Inc. *	80	30,117

Health Care Equipment & Supplies — 2.0%
ABIOMED, Inc. *	182	60,385
Align Technology, Inc. *	247	107,591
Dexcom, Inc. *	502	256,823
Intuitive Surgical, Inc. *	1,021	307,993

		732,792

Health Care Providers & Services — 5.5%
CVS Health Corp.	4,178	422,855
HCA Healthcare, Inc.	3,233	810,179
McKesson Corp.	2,601	796,343

		2,029,377

Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc., Class A *	63	10,883
Booking Holdings, Inc. *	155	363,540
Chipotle Mexican Grill, Inc. *	169	266,572

		640,995

Interactive Media & Services — 8.7%
Alphabet, Inc., Class C *	998	2,786,739
Match Group, Inc. *	829	90,180
Meta Platforms, Inc., Class A *	1,432	318,336
Snap, Inc., Class A *	440	15,843

		3,211,098

Internet & Direct Marketing Retail — 2.7%
Amazon.com, Inc. *	284	926,168
Etsy, Inc. *	276	34,264
MercadoLibre, Inc. (Brazil) *	32	37,831
Wayfair, Inc., Class A* (a)	74	8,209

		1,006,472

IT Services — 1.1%
Block, Inc., Class A *	290	39,365
Cognizant Technology Solutions Corp., Class A	2,982	267,387
MongoDB, Inc. *	213	94,573
Shopify, Inc., Class A (Canada) *	5	3,583

		404,908

Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.	225	133,109

Machinery — 3.2%
Deere & Co.	2,860	1,188,265

Metals & Mining — 1.5%
Freeport-McMoRan, Inc.	11,081	551,193

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	1,121	305,155

Pharmaceuticals — 0.6%
Eli Lilly & Co.	829	237,487

Professional Services — 1.9%
Equifax, Inc.	1,197	283,778
Verisk Analytics, Inc. (a)	1,885	404,645

		688,423

Semiconductors & Semiconductor Equipment — 6.2%
Advanced Micro Devices, Inc. *	5,617	614,174
ASML Holding NV (Registered), NYRS (Netherlands)	436	291,418
Enphase Energy, Inc. *	290	58,435
Lam Research Corp.	467	251,064
NVIDIA Corp.	2,532	690,817
Texas Instruments, Inc.	1,988	364,667

		2,270,575

Software — 14.2%
HubSpot, Inc. *	97	46,259
Intuit, Inc.	833	400,492
Microsoft Corp.	10,985	3,386,754

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Oracle Corp.	10,585	875,696
Synopsys, Inc. *	1,320	440,050
Trade Desk, Inc. (The), Class A *	276	19,147
Workday, Inc., Class A *	318	76,148

		5,244,546

Specialty Retail — 5.0%
AutoZone, Inc. *	453	926,005
Carvana Co. * (a)	179	21,365
Lowe’s Cos., Inc.	4,409	891,552

		1,838,922

Technology Hardware, Storage & Peripherals — 10.1%
Apple, Inc.	21,337	3,725,647

Textiles, Apparel & Luxury Goods — 1.0%
Tapestry, Inc.	9,918	368,454

TOTAL COMMON STOCKS (Cost $21,846,781)		33,909,190

SHORT-TERM INVESTMENTS — 8.2%
INVESTMENT COMPANIES — 8.1%
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (b) (c) (Cost $2,975,950)	2,975,012	2,975,606

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30% (b) (c) 34,912		34,884
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (b) (c) 7,918		7,918

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $42,798)		42,802

TOTAL SHORT-TERM INVESTMENTS (Cost $3,018,748)		3,018,408

Total Investments — 100.1% (Cost $24,865,529)		36,927,598
Liabilities in Excess of Other Assets — (0.1)%		(23,915)

Net Assets — 100.0%		36,903,683

Percentages indicated are based on net assets.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Abbreviations

NYRS	New York Registry Shares

(a)	The security or a portion of this security is on loan at March 31, 2022. The total value of securities on loan at March 31, 2022 is $39,958.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$36,927,598	$—	$—	$36,927,598

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

	For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (a) (b)	$1,501,233	$13,071,356	$11,596,321	$(120)	$(542)	$2,975,606	2,975,012	$1,113	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30% (a) (b)	314,119	1,118,800	1,398,000	(56)	21	34,884	34,912	93	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (b)	113,675	900,478	1,006,235	—	—	7,918	7,918	7	—

Total	$1,929,027	$15,090,634	$14,000,556	$(176)	$(521)	$3,018,408		$1,213	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.